Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($) $ / shares		Jan. 01, 2022 USD ($) $ / shares		Jan. 02, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
We are required by SEC rules to disclose the following information regarding compensation paid to our NEOs. The amounts set forth below under the headings “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid for NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Footnotes (4), (5) and (6) below set forth the adjustments from the Total Compensation for each NEO reported in the Summary Compensation Table above.
The following table sets forth additional compensation information of our Chief Executive Officer (CEO) and our non-CEO NEOs along with total shareholder return, net income, and Organic Net Sales Growth performance results for fiscal years 2020, 2021 and 2022:

Year(1)	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($) (2)(3)		Average Summary Compensation Table Total for NEOs ($)	Average Compensation Actually Paid for NEOs($) (2)(3)		Value of Initial Fixed $100 Investment Based On:		Net Income ($)	Organic Net Sales Growth(8)
							Total Shareholder Return ($) (7)	Peer Group Total Shareholder Return ($) (7)
2022	13,263,040	28,073,713	(4)	4,253,014	7,817,567	(4)	114.45	129.46	960,000,000	11.5%
2021	10,678,337	12,026,590	(5)	3,657,140	3,984,327	(5)	100.09	118.36	1,488,000,000	3.5%
2020	11,663,852	13,957,105	(6)	4,522,921	4,500,588	(6)	93.14	104.67	1,251,000,000	6.0%

Named Executive Officers, Footnote [Text Block]	The CEO and NEOs included in the above compensation columns reflect the following:

Year	CEO	NEOs
2022	Steve Cahillane	Amit Banati, Chris Hood, Gary Pilnick, David Lawlor
2021	Steve Cahillane	Amit Banati, Chris Hood, Gary Pilnick, Alistair Hirst
2020	Steve Cahillane	Amit Banati, Chris Hood, Gary Pilnick, Alistair Hirst

Peer Group Issuers, Footnote [Text Block]		Company and Peer Group TSR reflects the Company's peer group (S&P 500 Packaged Foods and Meats Index) as reflected in our Annual Report on the Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2022.
PEO Total Compensation Amount		$ 13,263,040		$ 10,678,337		$ 11,663,852
PEO Actually Paid Compensation Amount	[2],[3]	$ 28,073,713	[1]	$ 12,026,590	[4]	$ 13,957,105	[5]
Adjustment To PEO Compensation, Footnote [Text Block]	2022 "Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of NEOs ($)
Total Reported in 2022 Summary Compensation Table (SCT)	13,263,040	4,253,014
Less, Value of Stock & Option Awards Reported in SCT	(8,500,566)	(2,157,846)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	—
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	14,893,402	3,780,582
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	7,896,373	1,757,441
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	521,464	184,376
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—
Total Adjustments	14,810,673	3,564,553
"Compensation Actually Paid" for Fiscal Year 2022	28,073,713	7,817,567
2021 "Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of NEOs ($)
Total Reported in 2021 Summary Compensation Table (SCT)	10,678,337	3,657,140
Less, Value of Stock & Option Awards Reported in SCT	(7,032,088)	(1,938,674)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	—
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	11,836,170	2,880,819
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(1,244,002)	(190,852)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(2,211,827)	(424,106)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—
Total Adjustments	1,348,253	327,187
"Compensation Actually Paid" for Fiscal Year 2021	12,026,590	3,984,327
2020 "Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of NEOs ($)
Total Reported in 2020 Summary Compensation Table (SCT)	11,663,852	4,522,921
Less, Value of Stock & Option Awards Reported in SCT	(6,632,750)	(1,885,171)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	(385,500)
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	14,743
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	9,945,531	2,590,492
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(425,132)	(219,634)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(594,396)	(137,263)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—
Total Adjustments	2,293,253	(22,333)
"Compensation Actually Paid" for Fiscal Year 2020	13,957,105	4,500,588

Non-PEO NEO Average Total Compensation Amount		$ 4,253,014		$ 3,657,140		$ 4,522,921
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 7,817,567	[1]	$ 3,984,327	[4]	$ 4,500,588	[5]
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	2022 "Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of NEOs ($)
Total Reported in 2022 Summary Compensation Table (SCT)	13,263,040	4,253,014
Less, Value of Stock & Option Awards Reported in SCT	(8,500,566)	(2,157,846)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	—
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	14,893,402	3,780,582
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	7,896,373	1,757,441
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	521,464	184,376
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—
Total Adjustments	14,810,673	3,564,553
"Compensation Actually Paid" for Fiscal Year 2022	28,073,713	7,817,567
2021 "Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of NEOs ($)
Total Reported in 2021 Summary Compensation Table (SCT)	10,678,337	3,657,140
Less, Value of Stock & Option Awards Reported in SCT	(7,032,088)	(1,938,674)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	—
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	11,836,170	2,880,819
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(1,244,002)	(190,852)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(2,211,827)	(424,106)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—
Total Adjustments	1,348,253	327,187
"Compensation Actually Paid" for Fiscal Year 2021	12,026,590	3,984,327
2020 "Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of NEOs ($)
Total Reported in 2020 Summary Compensation Table (SCT)	11,663,852	4,522,921
Less, Value of Stock & Option Awards Reported in SCT	(6,632,750)	(1,885,171)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	(385,500)
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	14,743
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	9,945,531	2,590,492
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(425,132)	(219,634)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(594,396)	(137,263)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—
Total Adjustments	2,293,253	(22,333)
"Compensation Actually Paid" for Fiscal Year 2020	13,957,105	4,500,588

Equity Valuation Assumption Difference, Footnote [Text Block]		Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (1) for RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (2) for EPP and PSU awards (excluding TSR Awards), the same valuation methodology as RSU awards above except year-end and vesting date values are multiplied by the probability of achievement as of each such date, (3) for TSR-based EPP awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) or, in the case of vesting date, the actual vesting price and probability of achievement, and (4) for stock options, the fair value calculated by a Binomial Lattice model as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair values but using the closing stock price on the applicable revaluation date as the current market price and the applicable rate table as of the revaluation date, and in all cases based on volatility, dividend rates and risk free rates determined as of the revaluation date.(3)For the portion of "Compensation Actually Paid" that is based on year-end stock prices, the following prices were used: for 2022: $71.24 (10.6% increase from prior year), for 2021: $64.42 (3.5% increase from prior year), and for 2020: $62.23 (10.0% reduction from prior year).
Tabular List [Table Text Block]
Pay versus Performance Tabular List
The table below lists our most important performance measures used to link "Compensation Actually Paid" for our NEOs to company performance, over the fiscal year ending December 31, 2022. These measures are used to determine the AIP payouts for each of the NEOs. Organic Net Sales Growth and Cash Flow are also key metrics in our EPP/PSU Plans. For more information on AIP and actual payouts for each NEO, see “Annual Incentives” beginning on page 43 of this Proxy Statement. For more information on EPP/PSU awards and actual payouts for each NEO, see "Long-Term Incentives" beginning on page 45 of this Proxy Statement. The performance measures included in this table are not ranked by relative importance.

Most Important Financial Measures	Most Important ESG Measures
Organic Net Sales Growth	Equity, Diversity & Inclusion
Cash Flow	People Safety
Adjusted Operating Profit	Food Safety/Quality

Total Shareholder Return Amount	[6]	$ 114.45		$ 100.09		$ 93.14
Peer Group Total Shareholder Return Amount	[6]	129.46		118.36		104.67
Net Income (Loss)		$ 960,000,000		$ 1,488,000,000		$ 1,251,000,000
Company Selected Measure Amount	[7]	0.115		0.035		0.060
Additional 402(v) Disclosure [Text Block]
Pay versus Performance Descriptive Disclosure
We chose Organic Net Sales Growth as our Company Selected Measure for evaluating Pay versus Performance because it is a key metric in our EPP/PSU Plans as well as being a performance metric in our Annual Incentive Plans.
Over the three year period from 2020 to 2022, our TSR was trending in a similar manner as the TSR for our peer group. The increase in the Company's TSR lagged our peers in 2020 and 2021, but our 2022 TSR performance outpaced that of our peers, which contributed to an increase in "Compensation Actually Paid" to our CEO and NEOs in 2022. There is an inverse relationship between TSR and "Compensation Actually Paid" between 2020 and 2021, and a positive relationship between our TSR and "Compensation Actually Paid" from 2021 to 2022. Between 2020 and 2022, we see an inverse relationship between Net Income and "Compensation Actually Paid." The decline in Net Income over the three-year period is not directly correlated to "Compensation Actually Paid" because Net Income is not a metric in our AIP and EPP/PSU Plans. Organic Net Sale Growth is a performance measure in both our AIP and our EPP/PSU Plans and, accordingly, we observed a very strong correlation between Organic Net Sales Growth and "Compensation Actually Paid." However, the increase in "Compensation Actually Paid" in 2022 is driven by several factors including, but not limited to, the updated probable payout of our EPP/PSU Plans in 2024 and 2025, which is largely based on our Organic Net Sales Growth over the period of 2020 to 2022, and the increase in our stock price in 2022.

Year End Stock Price | $ / shares		$ 71.24		$ 64.42		$ 62.23
Stock Price Performance		10.60%		3.50%		10.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Organic Net Sales Growth
Non-GAAP Measure Description [Text Block]		Organic Net Sales is a non-GAAP measure that adjusts Net Sales to exclude the impact of acquisitions, divestitures, foreign currency and differences in shipping days, including 53rd week. Organic Net Sales Growth is the year over year change as a percentage of Organic Net Sales.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Operating Profit
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Equity, Diversity & Inclusion
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		People Safety
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Food Safety/Quality
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount		100
Non-GAAP Measure Description [Text Block]		Company and Peer Group TSR reflects the Company's peer group (S&P 500 Packaged Foods and Meats Index) as reflected in our Annual Report on the Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2022. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 27, 2019.
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 14,810,673		$ 1,348,253		$ 2,293,253
PEO [Member] | Value of Stock and Option Awards In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(8,500,566)		(7,032,088)		(6,632,750)
PEO [Member] | Change in Pension Value and Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0		0
PEO [Member] | Pension Service Cost and impact of Pension Plan Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0		0
PEO [Member] | Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		14,893,402		11,836,170		9,945,531
PEO [Member] | Change in Fair Value of Prior Year awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,896,373		(1,244,002)		(425,132)
PEO [Member] | FMV of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0		0
PEO [Member] | Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		521,464		(2,211,827)		(594,396)
PEO [Member] | Prior Year Fair Value of Prior Year awards that failed to vest this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0		0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,564,553		327,187		(22,333)
Non-PEO NEO [Member] | Value of Stock and Option Awards In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,157,846)		(1,938,674)		(1,885,171)
Non-PEO NEO [Member] | Change in Pension Value and Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0		(385,500)
Non-PEO NEO [Member] | Pension Service Cost and impact of Pension Plan Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0		14,743
Non-PEO NEO [Member] | Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,780,582		2,880,819		2,590,492
Non-PEO NEO [Member] | Change in Fair Value of Prior Year awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,757,441		(190,852)		(219,634)
Non-PEO NEO [Member] | FMV of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0		0
Non-PEO NEO [Member] | Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		184,376		(424,106)		(137,263)
Non-PEO NEO [Member] | Prior Year Fair Value of Prior Year awards that failed to vest this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0				$ 0

[1]	2022 "Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of NEOs ($)
Total Reported in 2022 Summary Compensation Table (SCT)	13,263,040	4,253,014
Less, Value of Stock & Option Awards Reported in SCT	(8,500,566)	(2,157,846)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	—
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	14,893,402	3,780,582
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	7,896,373	1,757,441
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	521,464	184,376
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—
Total Adjustments	14,810,673	3,564,553
"Compensation Actually Paid" for Fiscal Year 2022	28,073,713	7,817,567

[2]	Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (1) for RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (2) for EPP and PSU awards (excluding TSR Awards), the same valuation methodology as RSU awards above except year-end and vesting date values are multiplied by the probability of achievement as of each such date, (3) for TSR-based EPP awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) or, in the case of vesting date, the actual vesting price and probability of achievement, and (4) for stock options, the fair value calculated by a Binomial Lattice model as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair values but using the closing stock price on the applicable revaluation date as the current market price and the applicable rate table as of the revaluation date, and in all cases based on volatility, dividend rates and risk free rates determined as of the revaluation date.(3)For the portion of "Compensation Actually Paid" that is based on year-end stock prices, the following prices were used: for 2022: $71.24 (10.6% increase from prior year), for 2021: $64.42 (3.5% increase from prior year), and for 2020: $62.23 (10.0% reduction from prior year).
[3]	For the portion of "Compensation Actually Paid" that is based on year-end stock prices, the following prices were used: for 2022: $71.24 (10.6% increase from prior year), for 2021: $64.42 (3.5% increase from prior year), and for 2020: $62.23 (10.0% reduction from prior year).
[4]	2021 "Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of NEOs ($)
Total Reported in 2021 Summary Compensation Table (SCT)	10,678,337	3,657,140
Less, Value of Stock & Option Awards Reported in SCT	(7,032,088)	(1,938,674)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	—
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	11,836,170	2,880,819
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(1,244,002)	(190,852)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(2,211,827)	(424,106)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—
Total Adjustments	1,348,253	327,187
"Compensation Actually Paid" for Fiscal Year 2021	12,026,590	3,984,327

[5]	2020 "Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of NEOs ($)
Total Reported in 2020 Summary Compensation Table (SCT)	11,663,852	4,522,921
Less, Value of Stock & Option Awards Reported in SCT	(6,632,750)	(1,885,171)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	(385,500)
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	14,743
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	9,945,531	2,590,492
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(425,132)	(219,634)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(594,396)	(137,263)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—
Total Adjustments	2,293,253	(22,333)
"Compensation Actually Paid" for Fiscal Year 2020	13,957,105	4,500,588

[6]	Company and Peer Group TSR reflects the Company's peer group (S&P 500 Packaged Foods and Meats Index) as reflected in our Annual Report on the Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2022. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 27, 2019.
[7]	Organic Net Sales is a non-GAAP measure that adjusts Net Sales to exclude the impact of acquisitions, divestitures, foreign currency and differences in shipping days, including 53rd week. Organic Net Sales Growth is the year over year change as a percentage of Organic Net Sales.